COMMITMENTS - Defaulted Bridge Notes (Details) - Digital Health Acquisition Corp. - USD ($)			12 Months Ended
	Nov. 21, 2023	Oct. 04, 2023	Dec. 31, 2023
Bridge Notes
Note Payable
Mandatory default penalty (as a percent)		125.00%
Late fee (as a percent)		10.00%
Default interest rate (as a percent)		24.00%
Total amount due		$ 2,523,744
Default interest expense	$ 1,579,927		$ 1,579,927
Exchange Note
Note Payable
Aggregate current value	3,723,744
DHAC Note
Note Payable
Amount allocated to the principal balance of the note	888,889
Originally issued discount	88,889
VSee Note
Note Payable
Amount allocated to the principal balance of the note	666,667
Originally issued discount	66,667
iDoc Note
Note Payable
Amount allocated to the principal balance of the note	666,667
Originally issued discount	$ 66,667